Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 21 — Subsequent events

These consolidated financial statements were approved by management and available for issuance on March 27, 2026. The Company has evaluated subsequent events through this date.

On January 10, 2026, the Company’s board of directors approved the dissolution of Shenzhen Yushian Technology Co., Ltd. (“SZYSA”).

The Company determined that this event represents a non-recognized subsequent event under ASC 855, as the decision to dissolve was made after December 31, 2025 and does not reflect conditions that existed as of the balance sheet date.

As part of the planned dissolution, certain assets and liabilities of SZYSA are expected to be transferred within the group or settled in the normal course of business, including the transfer of prepayments to another subsidiary for continued execution of underlying contracts.

Based on management’s current assessment, the dissolution is expected to result in losses upon liquidation; however, the final financial impact will depend on the ultimate settlement of assets and liabilities and cannot be reasonably estimated at this time.